EXHIBIT-99.1

Name of Issuing Entity	Check if Registered	Name of Originator (1)	Total Assets in ABS by Originator (2)			Assets That Were Subject of Demand (2)			Assets That Were Repurchased or Replaced (2)			Assets Pending Repurchase or Replacement (within cure period) (2)			Demand in Dispute (2)			Demand Withdrawn (2)			Demand Rejected (2)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgages

BMO 2024-5C4 Mortgage Trust CIK #: 0002016125	X	Argentic Real Estate Finance 2 LLC	7	148,172,889	17.2
		Bank of Montreal	3	101,550,000	11.8
		Wells Fargo Bank, National Association	4	109,383,106	12.7
		Starwood Mortgage Capital LLC	8	85,645,000	9.9
		Citi Real Estate Funding Inc.	3	95,000,000	11
		Goldman Sachs Mortgage Company	2	61,375,000	7.1
		LMF Commercial, LLC	5	54,100,000	6.3	1	15,000,000.00	1.7	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		UBS AG	3	33,300,000	3.9
		German American Capital Corporation	1	17,500,000	2

Bank of Montreal / Starwood Mortgage Capital LLC/ Argentic Real Estate Finance 2 LLC	1	70,000,000	8.1
Argentic Real Estate Finance 2 LLC/Wells Fargo Bank, National Association	1	48,915,677	5.7
Argentic Real Estate Finance 2 LLC/Bank of Montreal	1	38,000,000	4.4
BMO 2024-5C4 Mortgage Trust Total	39	$862,941,672		1	15,000,000.00	1.7	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
Commercial Mortgages Total	39	$862,941,672		1	15,000,000.00		0	0.00		0	0.00		0	0.00		0	0.00		0	0.00

(1) Refers to the mortgage loan seller of the related assets. “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. Each mortgage loan seller identified above generally also acted as originator of its subject mortgage loans, except as provided below:

a.	The Vero Office Portfolio mortgage loan is part of a whole loan that was originated by Goldman Sachs Bank USA. Such mortgage loan was subsequently acquired by Argentic Real Estate Finance 2 LLC.
b.	The 620 W 153rd Street mortgage loan is part of a whole loan that was co-originated by Bank of Montreal and Argentic Real Estate Finance 2 LLC. A portion of such mortgage loan was subsequently acquired by Starwood Mortgage Capital LLC.

(2) The percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are based on (i) an aggregate principal balance of approximately $862,941,672 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on April 26, 2024, and (ii) an aggregate principal balance of $861,228,732.53 as of March 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated March 17, 2026.